Share capital (Tables)	9 Months Ended
Sep. 30, 2026
IfrsStatementLineItems [Line Items]
Schedule of common shares

	Number of Shares	Amount
Authorized – Unlimited number of common shares

Issued and outstanding
Outstanding at December 31, 2024	176,947,216	$146,516
Shares issued for cash, net of issuance costs	49,606,881	285,426
Shares issued for exercise of stock options	8,054,911	6,599
Shares issued for exercise of CDI options	13,931,501	54,325
Shares issued for exercise of warrants	6,321,538	10,037
Shares issued for settlement of RSUs	786,089	2,837
Shares issued for settlement of debt	66,667	90
Shares issued for conversion of debt	5,714,120	49,749
Shares issued on acquisition of 100% of US Tungsten, Inc.	1,347,305	12,463
Outstanding at December 31, 2025	262,776,228	$568,042
Shares issued for exercise of stock options	4,806,800	7,053
Shares issued for exercise of CDI options	1,366,292	7,465
Shares issued for exercise of warrants	3,913,744	5,306
Shares issued for settlement of RSUs	674,374	2,348
Shares issued for conversion of debt, net of issuance costs	15,047,619	59,377
Shares repurchased under Share Repurchase Program	(2,914,739)	(67,727)
Outstanding at September 30, 2026	285,670,318	$581,864

Schedule of warrants

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding CDI Options and Warrants, all of which are exercisable, are summarized as follows:

	Number of CDI Options	Number of Warrants	Total Number Outstanding
Total outstanding at December 31, 2024	8,075,571	9,751,706	17,827,277
CDI Options and Warrants issued	7,222,222	1,684,666	8,906,888
CDI Options and Warrants exercised	(13,931,501)	(6,321,538)	(20,253,039)
Warrants expired	-	(1,197,090)	(1,197,090)
Total outstanding at December 31, 2025	1,366,292	3,917,744	5,284,036
CDI Options and Warrants exercised	(1,366,292)	(3,913,744)	(5,280,036)
Total outstanding at September 30, 2026	-	4,000	4,000

Schedule of exercise prices of outstanding stock options

The following table discloses the average exercise price, number of options and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.50 - $ 1.47	1,166,661	1,166,661	2.19	$0.94
$ 2.84 - $ 3.86	531,333	486,594	3.49	$3.29
$ 8.93 - $23.69	160,000	160,000	4.19	$9.85
Total Options	1,857,994	1,813,255	2.73	$2.38

Schedule of share options activity

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding stock options are summarized as follows:

Number of Stock Options
Options outstanding at December 31, 2024	14,520,001
Options granted	2,564,663
Options exercised	(8,054,911)
Options forfeited upon cashless exercise	(1,831,775)
Options expired	(66,666)
Options outstanding at December 31, 2025	7,131,312
Options granted	10,000
Options exercised	(4,806,800)
Options forfeited upon cashless exercise	(343,185)
Options cancelled	(66,667)
Options expired	(66,666)
Options outstanding at September 30, 2026	1,857,994

Schedule of restricted stock units

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding RSUs, are summarized as follows:

Number of RSUs
RSUs outstanding at December 31, 2024	2,566,667
RSUs granted	1,497,195
RSUs settled	(786,089)
RSUs outstanding at December 31, 2025	3,277,773
RSUs granted	261,187
RSUs settled	(693,765)
RSUs outstanding at September 30, 2026	2,845,195

Schedule of RSUs and contractual life

The following table discloses the number of RSUs and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding	Number Vested	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.78 - $ 6.20	2,666,664	2,666,664	1.20	$2.88
$ 13.01	84,000	60,166	2.27	$13.01
$ 24.39	94,531	94,531	2.48	$24.39
Total RSUs	2,845,195	2,821,361	1.27	$3.89

Schedule of deferred share units

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding DSUs, are summarized as follows:

Number of DSUs
DSUs outstanding at December 31, 2024 and 2025	-
DSUs granted	21,064
DSUs outstanding at September 30, 2026	21,064

CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Schedule of exercise prices of outstanding stock options

The following table discloses the average exercise price, number of warrants and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.71	4,000	1.34	$1.71
Total Warrants	4,000	1.34	$1.71